Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		₩ 4,342,887	₩ 3,234,780
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[1]	2,590,228	3,610,408
Derivative assets (trading)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		730,948	693,072
Financial assets at fair value through other comprehensive income (debt securities)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		4,627	529
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		38,843	26,998
Loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		988,331	1,013,371
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,412,315	1,353,080
Derivative assets (applying hedge accounting)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		269,446	324,952
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	[2]	14,179,322	12,614,902
Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		₩ 4,399,189	₩ 3,776,060

[1]	Equity investments held by the Company are excluded.
[2]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.